Prepayments and Premiums Under Operating Leases (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepayments and Premiums Under Operating Leases [Abstract]
Current asset	$ 83,907	$ 79,035
Non-current asset	2,568,199	2,491,647
Total	$ 2,652,106	$ 2,570,682	$ 2,820,458